Exhibit 99.1

Name of	Check if Registered	Name of Originator				Assets that Were			Assets that Were			Assets Pending Repurchase or
Issuing Entity			Total Assets in ABS by Originator			Subject of Demand			Repurchased or Replaced			Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of
					Principal			Principal			Principal			Principal			Principal			Principal			Principal
					Balance			Balance			Balance			Balance			Balance			Balance			Balance
2016-6		HUD	1,481	301,542,495.74	100.00%	-	-	0.00%	-	-	0.00%	2	334,712.67	0.11%	-	-	0.00%	-	-	0.00%	-	-	0.00%
2016-12[1]		BofA	1,393	245,422,991.75	100.00%	-	-	0.00%	-	-	0.00%	2	204,676.98	0.08%	-	-	0.00%	-	-	0.00%	-	-	0.00%
2017-1		BANA	1,425	220,530,700.50	100.00%	-	-	0.00%	-	-	0.00%	2	385,982.10	0.18%	-	-	0.00%	-	-	0.00%	-	-	0.00%
2018-1		Citi	1,033	57,422,018.56	100.00%	-	-	0.00%	-	-	0.00%	1	59,770.62	0.10%	-	-	0.00%	-	-	0.00%	-	-	0.00%
2019-6		- -	431	115,918,682.71	100.00%	-	-	0.00%	-	-	0.00%	1	58,015.51	0.05%	-	-	0.00%	-	-	0.00%	-	-	0.00%
Total			5,763	940,836,889.26	100.00%	0	0.00	0.00%	0	0.00	0.00%	8	1,043,157.88	0.11%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%

1 Repurchase Completed Q2 2020